Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 3,017,704	$ 5,304,097	$ 4,100,608
Receivables	246,671	36,399	34,653
Prepaid expenses	135,767	123,272	140,610
Marketable securities	0	0	205,600
Total current assets	3,400,142	5,463,768	4,481,471
Non-current assets
Restricted cash equivalents	34,500	34,500	34,500
Reclamation deposits	21,055	21,055	21,055
Right-of-use asset	50,023	0	0
Equipment	159,484	101,162	531,911
Mineral properties	23,782,884	3,643,720	13,299,906
Total assets	27,448,088	9,264,205	18,368,843
Current liabilities
Accounts payable and accrued liabilities	2,420,392	1,636,786	1,895,983
Lease liability	32,285	0	0
Total current liabilities	2,452,677	1,636,786	1,895,983
Non-current liabilities
Lease liability	20,533	0	0
Provision for closure and reclamation	266,790	265,239	244,323
Tax provision	0	8,121,918	7,541,016
Total liabilities	2,740,000	10,023,943	9,681,322
Equity
Share capital	181,129,012	173,819,546	165,862,805
Reserves	24,058,336	23,413,830	22,621,202
Accumulated other comprehensive income/(loss)	0	0	12,160
Deficit	(180,479,260)	(197,993,114)	(179,808,646)
Total equity	24,708,088	(759,738)	8,687,521
Total liabilities and equity	$ 27,448,088	$ 9,264,205	$ 18,368,843